Additionally, the allocation of the allowance by recorded portfolio segment and impairment method is presented as of March 31, 2021, and December 31, 2020, respectively. (Details) - USD ($)
$ in Thousands
	3 Months Ended
	Mar. 31, 2021	Mar. 31, 2020	Mar. 31, 2021	Dec. 31, 2020
Financing Receivable, Past Due [Line Items]
Beginning balance	$ 7,191	$ 5,368
Charge-offs	(111)	(110)
Recoveries	27	79
Provision	186	1,000
Ending balance	7,293	6,337
Collectively evaluated for impairment			$ 6,685	$ 6,139
	7,191	6,337	7,293	7,191
Individually evaluated for impairment			4,828	5,082
Collectively evaluated for impairment			589,626	570,484
Loans receivable			594,454	575,566
Commercial Real Estate [Member]
Financing Receivable, Past Due [Line Items]
Beginning balance	2,275	1,789
Charge-offs	(92)	(13)
Recoveries		29
Provision	(298)	51
Ending balance	1,885	1,856
Collectively evaluated for impairment			1,880	1,871
	1,885	1,856	1,885	2,275
Individually evaluated for impairment			30	429
Collectively evaluated for impairment			90,702	85,581
Loans receivable			90,732	86,010
Agriculture [Member]
Financing Receivable, Past Due [Line Items]
Beginning balance	40	27
Charge-offs
Recoveries		1
Provision	(7)	11
Ending balance	33	39
Collectively evaluated for impairment			33	40
	33	39	33	40
Individually evaluated for impairment
Collectively evaluated for impairment			4,216	4,450
Loans receivable			4,216	4,450
Consumer And All Other [Member]
Financing Receivable, Past Due [Line Items]
Beginning balance	163	195
Charge-offs	(13)	(33)
Recoveries	17	6
Provision	(43)	25
Ending balance	124	193
Collectively evaluated for impairment			124	163
	124	193	124	163
Individually evaluated for impairment			3	5
Collectively evaluated for impairment			21,196	22,772
Loans receivable			21,199	22,777
Unallocated Financing Receivables [Member]
Financing Receivable, Past Due [Line Items]
Beginning balance		2
Charge-offs
Recoveries
Provision		(2)
Ending balance
Collectively evaluated for impairment
		2
Individually evaluated for impairment
Collectively evaluated for impairment
Loans receivable
Real Estate [Member]
Financing Receivable, Past Due [Line Items]
Loans receivable			478,307	462,329
Real Estate [Member] | Commercial Real Estate [Member]
Financing Receivable, Past Due [Line Items]
Beginning balance	2,281	1,248
Charge-offs		(22)
Recoveries	2	2
Provision	178	452
Ending balance	2,461	1,680
Collectively evaluated for impairment			1,903	1,707
	2,461	1,680	2,461	2,281
Individually evaluated for impairment			1,932	1,951
Collectively evaluated for impairment			189,224	177,430
Loans receivable			191,156	179,381
Real Estate [Member] | Real Estate Investment [Member]
Financing Receivable, Past Due [Line Items]
Beginning balance	233	158
Charge-offs
Recoveries
Provision	(47)	56
Ending balance	186	214
Collectively evaluated for impairment			186	233
	186	214	186	233
Individually evaluated for impairment			88	99
Collectively evaluated for impairment			28,710	24,932
Loans receivable			28,798	25,031
Real Estate [Member] | Residential Real Estate [Member]
Financing Receivable, Past Due [Line Items]
Beginning balance	1,951	1,736
Charge-offs	(6)
Recoveries	8	8
Provision	330	333
Ending balance	2,283	2,077
Collectively evaluated for impairment			2,238	1,879
	2,283	2,077	2,283	1,951
Individually evaluated for impairment			2,201	1,999
Collectively evaluated for impairment			216,055	220,981
Loans receivable			218,256	222,980
Real Estate [Member] | Multifamily [Member]
Financing Receivable, Past Due [Line Items]
Beginning balance	151	104
Charge-offs
Recoveries
Provision	14	28
Ending balance	165	132
Collectively evaluated for impairment			165	151
	165	132	165	151
Individually evaluated for impairment
Collectively evaluated for impairment			20,488	16,569
Loans receivable			20,488	16,569
Real Estate [Member] | Farmland [Member]
Financing Receivable, Past Due [Line Items]
Beginning balance	97	109
Charge-offs		(42)
Recoveries		33
Provision	59	46
Ending balance	156	146
Collectively evaluated for impairment			156	95
	$ 156	$ 146	156	97
Individually evaluated for impairment			574	599
Collectively evaluated for impairment			19,035	17,769
Loans receivable			$ 19,609	$ 18,368